Financing receivables (Tables)	12 Months Ended
Mar. 31, 2022
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within Loans receivable or Advances to affiliated companies in the consolidated balance sheets as of March 31, 2021, and 2022 by portfolio segment.

	Millions of yen
	March 31, 2021
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥605,200	¥—	¥605,200
Short-term secured margin loans	436,221	—	436,221
Inter-bank money market loans	1,289	—	1,289
Corporate loans	1,082,239	818,523	1,900,762

Total loans receivable	¥2,124,949	¥818,523	¥2,943,472

Advances to affiliated companies	1,000	—	1,000

Total	¥2,125,949	¥818,523	¥2,944,472

	Millions of yen
	March 31, 2022
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥717,992	¥—	¥717,992
Short-term secured margin loans	442,600	—	442,600
Inter-bank money market loans	2,196	—	2,196
Corporate loans	1,206,349	1,210,590	2,416,939

Total loans receivable	¥2,369,137	¥1,210,590	¥3,579,727

Advances to affiliated companies	1,000	—	1,000

Total	¥2,370,137	¥1,210,590	¥3,580,727

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts

	Millions of yen
	Year ended March 31, 2020
	Allowance for current expected credit losses against loans				Allowance against receivables other than loans	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,052	¥370	¥868	¥2,290	¥1,879	¥4,169
Provision for credit losses	512	—	7,125	7,637	1,451	9,088
Charge-offs	—	—	—	—	(162)	(162)
Other (1)	—	(18)	(49)	(67)	(16)	(83)

Closing balance	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012

(1)	Primarily includes the effect of foreign exchange movements and recoveries collected.

	Millions of yen
	Year ended March 31, 2021
	Allowance for current expected credit losses against loans				Allowance against receivables other than loans (3)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance prior to CECL adoption (1)	1,564	352	7,944	9,860	3,152	13,012
Impact of CECL adoption (2)	232	—	1,738	1,970	2	1,972
Opening balance after CECL adoption	1,796	352	9,682	11,830	3,154	14,984
Provision for credit losses (4)	(196)	—	38,211	38,015	1,060	39,075
Charge-offs	(318)	(363)	(0)	(681)	(1,600)	(2,281)
Other (5)	—	11	92	103	1,903	2,006

Closing balance	¥1,282	¥—	¥47,985	¥49,267	¥4,517	¥53,784

	Millions of yen
	Year ended March 31, 2022
	Allowance for current expected credit losses against loans				Allowance against receivables other than loans (3)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	1,282	—	47,985	49,267	4,517	53,784
Provision for losses (4)	1,161	—	11,079	12,240	113	12,353
Charge-offs	—	—	—	—	(1,231)	(1,231)
Other (4) (5)	(9)	—	3,289	3,280	(1,840)	1,440

Closing balance	¥2,434	¥—	¥62,353	¥64,787	¥1,559	¥66,346

(1)	Closing balance recognized on March 31, 2020 as determined using legacy U.S. GAAP guidance in effect prior to the adoption of ASC 326.
(2)	The adjusted opening balance recognized on April 1, 2020 on adoption of the CECL impairment model under ASC 326.
(3)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(4)
Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, a provision for losses of
¥41,561
million was recognized. During year ending March 2022, an additional provision for losses of

¥9,289
million was recognized during the quarter ended June 30, 2021, which was subsequently partially offset by a release in the allowance of
 ¥2,535
million during the quarter ended March 31, 2022. See Note 23 “U.S. Prime Brokerage Event” for further information on this event.

(5)	Primarily includes the effect of foreign exchange movements and recoveries collected.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2021 and 2022.

	Millions of yen
	March 31, 2021
	2021	2020	2019	2018	2017	2016 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥54,179	¥115,003	¥17,106	¥12,450	¥4,240	¥17,634	¥—	¥220,612
BB-CCC	75,680	115,131	3,864	2,324	—	5,484	—	202,483
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	61,185	—	—	—	—	—	61,185

Total secured loans at banks	¥129,859	¥291,319	¥20,970	¥14,774	¥4,240	¥23,118	¥—	¥484,280

Unsecured loans at banks:
AAA-BBB	¥9,101	¥22,955	¥27,863	¥17,563	¥8,484	¥34,719	¥—	¥120,685
BB-CCC	—	—	235	—	—	—	—	235
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥9,101	¥22,955	¥28,098	¥17,563	¥8,484	¥34,719	¥—	¥120,920

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	170,514	141	—	—	—	—	265,566	436,221

Total short-term secured margin loans	¥170,514	¥141	¥—	¥—	¥—	¥—	¥265,566	¥436,221

Unsecured inter-bank money market loans:
AAA-BBB	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289

Secured corporate loans:
AAA-BBB	¥33,965	¥261,182	¥45,880	¥9,817	¥6,406	¥27,672	¥97	¥385,019
BB-CCC	20,093	102,941	34,435	29,869	13,067	17,573	173,178	391,156
CC-D (2)	197,859	—	—	—	—	—	—	197,859
Others (1)	—	39	40	11	30	4,697	428	5,245

Total secured corporate loans	¥251,917	¥364,162	¥80,355	¥39,697	¥19,503	¥49,942	¥173,703	¥979,279

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	84	—	450	—	—	—	—	534
CC-D	—	—	—	—	—	—	—	—
Others	1	191	8	97,212	—	5,014	—	102,426

Total unsecured corporate loans	¥85	¥191	¥458	¥97,212	¥—	¥5,014	¥—	¥102,960

Advances to affiliated companies
AAA-BBB	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—
Total advances to affiliated companies	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000
Total	¥563,765	¥678,768	¥129,881	¥169,246	¥32,227	¥112,793	¥439,269	¥2,125,949

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥197,859 million to a U.S. client in connection with the U.S. Prime Brokerage Event. See Note. 23 “U.S. Prime Brokerage Event” for further information on this event.

	Millions of yen
	March 31, 2022
	2022	2021	2020	2019	2018	2017 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥106,554	¥126,834	¥8,325	¥17,308	¥9,213	¥12,729	¥—	¥280,963
BB-CCC	80,167	169,655	1,693	638	587	6,779	—	259,519
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	82,304	—	—	—	—	—	82,304

Total secured loans at banks	¥186,721	¥378,793	¥10,018	¥17,946	¥9,800	¥19,508	¥—	¥622,786

Unsecured loans at banks:
AAA-BBB	¥6,000	¥18,175	¥12,703	¥20,565	¥9,982	¥25,841	¥—	¥93,266
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	1,940	—	—	—	1,940
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥6,000	¥18,175	¥12,703	¥22,505	¥9,982	¥25,841	¥—	¥95,206

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	169,195	23,238	—	—	—	—	250,167	442,600

Total short-term secured margin loans	¥169,195	¥23,238	¥—	¥—	¥—	¥—	¥250,167	¥442,600

Unsecured inter-bank money market loans:
AAA-BBB	¥2,196	¥—	¥—	¥—	¥—	¥—	¥—	¥2,196
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥2,196	¥—	¥—	¥—	¥—	¥—	¥—	¥2,196

Secured corporate loans:
AAA-BBB	¥—	¥52,545	¥86,910	¥20,710	¥3,258	¥52,496	¥9,916	¥225,835
BB-CCC	86,300	307,636	14,718	131,266	115,494	30,085	92,039	777,538
CC-D (2)	—	57,524	—	—	—	—	—	57,524
Others (1)	455	20	25	26	10	101	96	733

Total secured corporate loans	¥86,755	¥417,725	¥101,653	¥152,002	¥118,762	¥82,682	¥102,051	¥1,061,630

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	11,621	20,516	—	1,989	—	—	—	34,126
CC-D	—	—	—	—	—	—	—	—
Others	—	438	191	—	109,959	5	—	110,593

Total unsecured corporate loans	¥11,621	¥20,954	¥191	¥1,989	¥109,959	¥5	¥—	¥144,719

Advances to affiliated companies
AAA-BBB	¥—	¥1,000	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥1,000	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥462,488	¥859,885	¥124,565	¥194,442	¥248,503	¥128,036	¥352,218	¥2,370,137

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥57,524 million to a U.S. client in connection with the U.S. Prime Brokerage Event. See Note. 23 “U.S. Prime Brokerage Event” for further information on this event.